Non-Current Liabilities - Employee Benefits (Details) - Schedule of reconciliations	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Reconciliation of the present value of the defined benefit obligation
Balance at the beginning of the year	$ 1,026,565	$ 697,395	$ 869,550
Interest cost	11,153	7,577	14,831
Current service cost	40,309	27,384	65,917
Redeemed accrued benefits	(384,273)	(261,055)
Actuarial loss/(gains) from financial assumptions	(340,909)	(231,596)	(14,419)
Foreign exchanges differences	(39,618)	(26,915)	90,686
Balance at the end of the year	$ 313,227	$ 212,790	$ 1,026,565